Financial Risk Management Objectives and Policies - Summary of Judgments of Reasonably Possible Movements (Details) - Post tax (loss)/profit impact [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
+0.50% (50 basis points) (2022:+0.50%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	$ 270,059	$ 114,859	$ 359,442
-0.50% (50 basis points) (2022:-0.50%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	(270,059)	(114,859)	(359,442)
AUD/USD +10% (2022:+10%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	(3,847,285)	(2,119,834)	(2,538,062)
AUD/USD -10% (2022:-10%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	$ 4,702,237	$ 2,590,908	$ 3,102,076